COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
13	COMMITMENTS AND CONTINGENCIES

The Company has convertible notes, disclosed under note 8 above, which mature on November 16, 2022. Should these notes not be converted to Common Stock prior to that date, the Company may need to repay the principal and interest outstanding on these notes.

16	COMMITMENTS AND CONTINGENCIES

The Company has property lease commitments disclosed under note 6 above.

The Company may have an obligation to repay certain convertible notes and accrued interest thereon, on maturity date, if these notes are not converted into equity prior to maturity date as disclosed under note 9 above.